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Wilmington New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2020 (unaudited)

Description	Par Value	Value

MUNICIPAL BONDS – 94.7%

NEW YORK – 94.7%

AIRPORT – 7.3%
Port Authority of New York & New Jersey, NY, Current Refunding Revenue Bonds, Port, Airport & Marina Improvements, (205th Series), 5.00%, 11/15/32	$1,000,000	$1,270,870
Port Authority of New York & New Jersey, NY, Current Refunding Revenue Bonds, Port, Airport & Marina Improvements, (207th Series), 5.00%, 9/15/23	3,000,000	3,413,880
TOTAL AIRPORT		$4,684,750

DEDICATED TAX – 17.2%
Hudson Yards Infrastructure Corp., NY, Current Refunding Revenue Bonds, (Series A), 5.00%, 2/15/33	1,175,000	1,466,705
New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series A-1), 5.00%, 5/01/34	1,300,000	1,591,096
New York State Dormitory Authority, NY, Advance Refunding Revenue Bonds, Public Improvements, (Series B), 5.00%, 2/15/33	1,000,000	1,254,470
New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, School Improvements, (Series C), 5.00%, 3/15/33	2,000,000	2,549,260
New York State Dormitory Authority, NY, Refunding Revenue Bonds, (NATL-IBC), 5.25%, 5/15/21	10,000	10,339
New York State Dormitory Authority, NY, Revenue Bonds, Public Improvements, (Series A), 5.00%, 3/15/32	2,000,000	2,485,240
Sales Tax Asset Receivable Corp., NY, Current Refunding Revenue Bonds, (Series A), 5.00%, 10/15/31	1,500,000	1,771,830
TOTAL DEDICATED TAX		$11,128,940

DEVELOPMENT – 2.3%
New York Liberty Development Corp., NY,, Refunding Revenue Bonds, Goldman Sachs Headquarters, 5.25%, 10/01/35	1,045,000	1,474,087

FACILITIES – 0.2%
United Nations Development Corp.,,
Revenue Bonds, Public Improvements, 5.90%, 5/01/23	110,000	119,226

Description	Par Value	Value

GENERAL OBLIGATIONS – 7.7%
Monroe County, NY, GO, Public Improvements, AD Valorem Property Tax, (AGM), 5.00%, 6/01/22	$1,070,000	$1,170,719
Nassau County, NY, GO, Public Improvements, AD Valorem Property Tax, (Series C), (BAM), 5.00%, 4/01/26	1,000,000	1,236,470
Yonkers, NY, GO, Refunding Notes, AD Valorem Property Tax, (Series A), (BAM) 5.00%, 5/01/26	1,000,000	1,235,670
5.00%, 5/01/30	1,000,000	1,320,980
TOTAL GENERAL OBLIGATIONS		$4,963,839

HIGHER EDUCATION – 25.0%
City of Albany Capital Resource Corp., NY, Refunding Revenue Bonds, Albany Law School of Union University Project 4.00%, 7/01/22	600,000	638,136
4.00%, 7/01/23	725,000	788,662
4.00%, 7/01/25	865,000	977,225
4.00%, 7/01/26	800,000	918,128
5.00%, 7/01/29	1,195,000	1,463,564
Dutchess County Local Development Corp., NY, Current Refunding Revenue Bonds, The Culinary Institute of America, 5.00%, 7/01/32	1,040,000	1,290,474
New York City Trust for Cultural Resources, NY, Current Refunding Revenue Bonds, The Juilliard School, (Series A), 5.00%, 1/01/33	1,025,000	1,335,052
New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, Brooklyn Law School, (Series A), 5.00%, 7/01/33	1,200,000	1,524,492
New York State Dormitory Authority, NY, Refunding Revenue Bonds, Cornell University, (Series B), 1.12%, 7/01/39Δ	2,000,000	2,000,000
New York State Dormitory Authority, NY, Refunding Revenue Notes, 3rd General Resolution, (Series E), 5.00%, 5/15/27	1,740,000	1,902,342
New York State Dormitory Authority, NY, Revenue Bonds, University & College Improvements, (Series A), (NATL), 5.75%, 7/01/27	2,700,000	3,270,078
TOTAL HIGHER EDUCATION		$16,108,153

HOUSING – 16.2%
New York City, NY, Housing Development Corp., Multi Family Revenue Bonds, Sustainable Neighborhood Bonds, 1.75%, 5/01/59Δ	2,000,000	2,022,140

January 31, 2020 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington New York Municipal Bond Fund (concluded)

Description	Par Value	Value
New York City, NY, Housing Development Corp., Revenue Bonds, (Series C-1A), 3.50%, 11/01/33	$2,000,000	$2,166,200
New York City, NY, Housing Development Corp., Revenue Bonds, Sustainable Neighborhood Bonds 2.45%, 5/01/31	500,000	522,010
3.10%, 11/01/34	890,000	946,159
New York State Housing Finance Agency, NY, Multi Family Revenue Bonds, Climate Bond Certified/Sustainability Bonds (Series P), 1.60%, 11/01/24	1,000,000	1,005,260
New York State Mortgage Agency, NY, Current Refunding Revenue Bonds, (221th Series), 3.50%, 10/01/32	2,000,000	2,176,240
New York State Mortgage Agency, NY, Single Family Revenue Bonds, (223th Series), 3.50%, 4/01/49	1,500,000	1,603,155
TOTAL HOUSING		$10,441,164

LEASE – 2.7%
Syracuse, NY, IDA, Revenue Bonds, Syracuse City School District Project, School Improvements, (Series B), (State Aid Withholding), 5.00%, 5/01/32	1,435,000	1,765,696

MEDICAL – 5.7%
New York State Dormitory Authority, NY, Advance Refunding Revenue Bonds, Health, Hospital, Nursing Home Revenue (NYU Hospitals Center), 5.00%, 7/01/27	2,000,000	2,337,080
New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, Health, Hospital, Nursing Home Revenue (North Shore-Long Island Jewish Obligated Group), (Series A), 5.00%, 5/01/24	1,160,000	1,348,697
TOTAL MEDICAL		$3,685,777

POWER – 1.9%
Long Island Power Authority, NY, Electric, Light and Power Improvements, Revenue Bonds, (Series B), 5.00%, 9/01/25	1,000,000	1,216,590

Description	Par Value	Value

STUDENT HOUSING – 1.9%
Amherst Development Corp., NY, Advance Refunding Revenue Bonds, UBF Facility Student Housing Corp., (AGM), 5.00%, 10/01/31	$1,000,000	$1,249,080

TRANSPORTATION – 4.4%
Metropolitan Transportation Authority, NY, Revenue Bonds, (Series D-1), 5.00%, 9/01/22	1,500,000	1,646,055
Metropolitan Transportation Authority, NY, Revenue Green Bonds, (Series C-1), 5.00%, 11/15/24	1,000,000	1,186,920
TOTAL TRANSPORTATION		$2,832,975

WATER & SEWER – 2.2%
New York City Water & Sewer System, NY, Current Refunding Revenue Bonds, 2nd General Resolution, (Series HH), 5.00%, 6/15/28	1,150,000	1,396,629
TOTAL NEW YORK		$61,066,906

TOTAL MUNICIPAL BONDS (COST $58,184,033)		$61,066,906

	Number of Shares

MONEY MARKET FUND – 4.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.49%^	2,913,158	$2,913,158

TOTAL MONEY MARKET FUND (COST $2,913,158)		$2,913,158

TOTAL INVESTMENTS – 99.2% (COST $61,097,191)		$63,980,064

OTHER ASSETS LESS LIABILITIES – 0.8%		531,097

TOTAL NET ASSETS – 100.0%		$64,511,161

^	7-Day net yield.
Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage- backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

The following acronyms are used throughout this Fund:

AGM	Assured Guaranty Municipal
BAM	Build America Mutual Assurance Company
GO	General Obligation
IBC	International Bancshares Corporation
IDA	Industrial Development Authority/Agency
NATL	National Public Finance Guarantee Corporation

For additional information about significant accounting policies, refer to Fund’s most recent semi or annual report

January 31, 2020 (unaudited)